Significant Accounting Policies - Schedule of Estimated Residual Value of Computer Equipment and Furniture and Fixtures (Details) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Computer Equipment [Member]
Property plant and equipment useful life	5 years	5 years
Furniture and Fixtures [Member]
Property plant and equipment useful life	10 years	10 years